RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,443,244,818	$ 2,100,299,558
Participant loans deemed distributed	(123,515)	(101,758)
Net assets available for benefits per Form 5500	$ 2,443,121,303	$ 2,100,197,800